Short-term deposits	12 Months Ended
Dec. 31, 2024
Short-term deposits
Short-term deposits
7.	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year.The term deposits balance as of December 31, 2023 and 2024 primarily consist of the following currencies:

	December 31, 2023		December 31, 2024
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	1,596,592	1,596,592	702,450	702,450
RMB	2,647,185	373,754	2,162,766	300,869
Others	N/A	N/A	N/A	57,692
Total		1,970,346		1,061,011